STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS' EQUITY	STOCKHOLDERS' EQUITY
Common Stock Issuances
On February 5, 2021, the Company entered into an At the Market Offering Agreement ("ATM") with Ladenburg Thalmann & Co. Inc. Under this agreement the Company is able to issue and sell, from time to time, shares of its common stock. On February 5, 2021 and July 2, 2021, the Company filed prospectus supplements with the SEC to register the offering and sale of Common Stock having an aggregate offering price of up to $6.3 million and $25.0 million, respectively. During the twelve months ended December 31, 2024 and 2023, the Company sold 608,949 and 87,034 shares of common stock under the At the Market Offering Agreement with gross proceeds of $1.7 million and $1.7 million, respectively.
On May 11, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell to the Investor in a private placement (the “Offering”) (i) 41,250 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 413,296 shares of Common Stock, (iii) Series A-1 warrants (the “Series A-1 Warrants”) to purchase up to 454,546 shares of Common Stock and (iv) Series A-2 warrants (the “Series A-2 Warrants”) and together with the Series A-1 Warrants, the “Common Stock Warrants,” and together with the Pre-Funded Warrants, the “Warrants”) to purchase up to 454,546 shares of Common Stock, at a purchase price of (a) $13.2 per Share and accompanying Common Stock Warrants and (b) $13.1992 per Pre-Funded Warrant and accompanying Common Stock Warrants. The aggregate gross proceeds from the Offering were approximately $6 million, exclusive of placement agent fees and expenses and other offering expenses. The Offering closed on May 16, 2023. All of the Series A-2 Warrants had expired as of December 31, 2024.
All of Pre-Funded Warrants were fully exercised as of December 31, 2024.
On December 12, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with C/M Capital Master Fund, LP (the “Purchaser”), pursuant to which the Company, subject to the restrictions and satisfaction of the conditions in the Purchase Agreement, has the right, but not the obligation, to sell to the Purchaser, and the Purchaser is obligated to purchase, up to the lesser of (i) $10 million of newly issued shares (the “Purchase Shares”) of the Company’s common stock, $0.0001 par value per share (the “Common Stock”) and (ii) a specified cap dictated by the rules of the Nasdaq Stock Market. As consideration for the Purchaser’s execution and delivery of the Purchase Agreement, the Company has agreed to issue to the Purchaser, simultaneously with the delivery of any and all Purchase Shares purchased under the Purchase Agreement, a number of shares of Common Stock equal to one percent (1%) of the number of Purchase Shares actually sold in each sale under the Purchase Agreement (the “Commitment Shares” and, together with the Purchase Shares, the “Securities”).
Warrants Exercised for Cash
The Company has five-year warrants outstanding that were issued in February 2020 and subsequently modified in December 2020 in connection with the issuance of additional inducement warrants. The warrants are exercisable at a price per share of $230.00. The inducement warrants expire on June 11, 2026, and are exercisable at a price per share of $236.40. The Company has 35,023 warrants outstanding that were issued in April 2022, with an exercise price of $67.98 per share. The warrants were exercisable six months following the issuance date and will expire five and one-half years from the issuance date. During the twelve months ended December 31, 2024 and 2023, no warrants were exercised.
In May 2023, the Company issued Series A-1 Warrants that are exercisable for a period of five and one-half (5.5) years from the issuance date at an exercise price of $11.2 per share. Series A-2 Warrants are exercisable for a period of eighteen (18) months from the issuance date at an exercise price of $11.2 per share. Each Pre-Funded Warrant was sold in lieu of shares of Common Stock, are exercisable immediately upon issuance, have an exercise price of $0.0001 per share and expire when exercised in full. During the twelve months ended December 31, 2024 and 2023, no Series A-1 or A-2 warrants were exercised. All of the Series A-2 Warrants had expired as of December 31, 2024.
In connection with the above mentioned Offering, the Company issued warrants to its exclusive placement agency H.C Wainwright & Co., LLC to purchase up to 31,818 shares of common stock at an exercise price per share of $16.5 and a term of five and one-half (5.5) years. During the twelve months ended December 31, 2024 and 2023, no warrants were exercised.
As of December 31, 2024 and 2023, approximately 560,839 and 1,355,598 warrants remained outstanding, respectively.
The terms of the outstanding warrants require the Company, upon the consummation of any fundamental transaction to, among other obligations, cause any successor entity resulting from the fundamental transaction to assume the Company's obligations under the warrants and the associated transaction documents. In addition, holders of warrants are entitled to participate in any fundamental transaction on an as-converted or as-exercised basis, which could result in the holders of the Company's common stock receiving a lesser portion of the consideration from a fundamental transaction. The terms of the warrants could also impede the Company's ability to enter into certain transactions or obtain additional financing in the future.